Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ChineseWorldNet.Com Inc. does not maintain a formal cybersecurity risk management framework due to its current status as a shell company with no active operations. However, the Company recognizes the importance of cybersecurity oversight and has implemented basic measures to monitor and address potential risks.

Cybersecurity Risk Management Processes Integrated [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors oversees our cybersecurity posture and would receive updates if material risks or incidents were to arise.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Board of Directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors oversees our cybersecurity posture and would receive updates if material risks or incidents were to arise.